Exhibit 99.1

SMART ABS SERIES 2015-3US Trust Servicer Report

Monthly Servicing Report

Collection Period	October 2016
FX Rate	0.7202
1 Month LIBOR	0.53456%
1 Month BBSW	1.63000%
Distribution Date	11/14/16
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	October 1, 2015
Closing Date:	October 29, 2015

		USD	AUD	Units	WAC
Original Pool Balance:			$798,557,934.25

			Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$126,000,000.00	$174,951,402.39	21.908%	2.1970%	Oct-2016
Class A-2b Notes	Floating	$124,000,000.00	$172,174,396.00	21.561%	2.8600%	Apr-2018
Class A-3a Notes	Fixed	$95,000,000.00	$131,907,803.39	16.518%	3.2790%	Aug-2019
Class A-3b Notes	Floating	$25,000,000.00	$34,712,579.84	4.347%	3.2010%	Aug-2019
Class A-4 Notes	Floating	—	$181,000,000.00	22.666%	2.8300%	Oct-2023
Class B Notes		—	$15,971,000.00	2.000%	—	—
Seller Notes		—	$87,842,000.00	11.000%	—	—

Total Securities		$370,000,000.00	$798,559,181.62	100.000%

Please note: The Note Rate as at current distribution date.

II. NOTE BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period			Ending of Period		Change
	USD	AUD	Note Factor	AUD Balance	Note Factor	AUD
Class A-1 Notes	(0.00)	$—	—	$—	—	$—
Class A-2b Notes	69,380,185.70	$96,334,609.41	0.5595176	$84,271,135.33	0.4894522	$0.0700654
Class A-3a Notes	95,000,000.00	$131,907,803.39	1.0000000	$131,907,803.39	1.0000000	$(0.0000000)
Class A-3b Notes	25,000,000.00	$34,712,579.84	1.0000000	$34,712,579.84	1.0000000	$—
Class A-4 Notes	—	$181,000,000.00	1.0000000	$181,000,000.00	1.0000000	$—
Class B Notes	—	$15,916,965.04	0.9966167	$15,484,457.47	0.9695359	$0.0270808
Seller Notes	—	$87,544,802.66	0.9966167	$85,165,970.40	0.9695359	$0.0270808

Total Securities	$189,380,185.70	$547,416,760.34		$532,541,946.43

Weighted Avg. Coupon (WAC)		6.49%		6.48%
Weighted Avg. Term Remaining Maturity (WARM)		37.20		36.31
Pool Receivables Balance		$547,416,760.34		$532,541,946.43
Remaining Number of Receivables		18,725		18,538

Pool Factors		0.6855066		0.6668795

SMART ABS SERIES 2015-3US Trust Servicer Report

Monthly Servicing Report

Collection Period	October 2016
FX Rate	0.7202
1 Month LIBOR	0.53456%
1 Month BBSW	1.63000%
Distribution Date	11/14/16
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

III. COLLECTIONS

AUD

Principal:
Principal Collections	$14,671,506.76
Less Principal Draws	$—

Net Principal Collections	$14,671,506.76

Return of overfunding in first period	$—

Liquidity Reserve Balance Excess	$—

Adjusted Principal Collections	$14,671,506.76

Available Income Applied Towards Total Principal Collections:
Reimbursement of Principal Draws	$—
Reimbursement of Defaulted Amounts	$203,307.15
Reimbursement of Charge-Offs	$—
Reimbursement of Seller Charge-Offs	$—

Total Principal Collections	$14,874,813.91

Interest:
Lesser of Finance Charges and Collections	$3,201,688.45
Investment Income
Interest Rate Swap Collections	$—
Currency Swap Collections	$—
Interest Income	$17,509.53
GST Income Tax Credits Received	$—
Other Amounts Received	$—
Interest earned on liquidity reserve	$6,723.48
Final Release of Liquidity Reserve Balance	$—

Total Income Collections	$3,225,921.46

Total Collections	$18,100,735.37

SMART ABS SERIES 2015-3US Trust Servicer Report

Monthly Servicing Report

Collection Period	October 2016
FX Rate	0.7202
1 Month LIBOR	0.53456%
1 Month BBSW	1.63000%
Distribution Date	11/14/16
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

APPLICATION OF AVAILABLE INCOME						AUD

Total Income Collections						$3,225,921.46
Liquidity Reserve Account Release						$—
Principal Draw						$—
Liquidity Reserve Account Draw						$—

Total Available for Distribution						$3,225,921.46

1. $1 to Income Unitholder						$1.00

2. Series Trust Expenses
Trustee Fee Due						$7,671.33
US$ Trustee, Principal paying agent, Registrar and Agent Bank Fee Due						$—
Manager Fee @0.02%
Manager Fee Due						$9,123.61
Servicer Fee @0.22%:
Servicer Fee Due						$100,359.74
Custodian Fee @ 0.01%
Custodian Fee Due						$4,561.81
Collections Bank Account Charges						$159.25
Additional Series Trust Expenses						$—

						$121,875.74

3. Senior Hedge Payments to Counterparties:
Net Interest Rate Swap Payment						$404,488.50
Net Currency Swap Termination Payment
Net Interest Rate Swap Termination Payment						$—

Total Senior Hedge Payments to Counterparties						$404,488.50

4. Class A Noteholders Interest:	Amount Due in USD	Amount Paid in USD	Amount Due Per $1000 of Principal Amount (USD)	Amount Paid Per $1000 of Principal Amount (USD)	Shortfall from Prior month
Class A-1 Notes	$—	$—	$—	$—	$—	$—
Class A-2b Notes	$76,744.82	$76,744.82	$0.62	$0.62	$—	$234,000.73
Class A-3a Notes	$131,416.67	$131,416.67	$1.38	$1.38	$—	$367,350.58
Class A-3b Notes	$30,882.89	$30,882.89	$1.24	$1.24	$—	$94,371.62
Class A-4 Notes	$—	$—	$—	$—	$—	$435,044.66

Total Class A interest:						$1,130,767.58

5. Reimbursement of Liquidity Reserve Draws						$—

		Amount Due in AUD	Amount Due Per $1000 of Principal Amount (AUD)	Amount Paid Per $1000 of Principal Amount (AUD)	Shortfall from Prior month
6. Class B Notes		$38,257.41	$2.40	$2.40	$—	$38,257.41

Total interest:						$38,257.41

7. Reimbursement of Principal Draws*						$—

8. Defaulted Amounts*						$203,307.15

9. Reimbursement of charge-offs (excl. Seller charge offs)*						$—

10. Subordinated Hedge Payments to Counterparties:
Net Interest Rate Swap Payment						$—
Net Currency Swap Termination Payment						$—
Net Interest Rate Swap Termination Payment						$—

Total Subordinated Hedge Payments to Counterparties						$—

11. Accrued Interest Adjustment						$—

12. Seller Notes coupon						$492,961.19

13. Reimbursement of Seller charge offs*						$—

14. Reimbursement of Redirected Liquidity Reserve Excess Balance (payable to Macquarie Bank)						$—

15. Excess Income to Unitholder						$834,262.87

*	to be allocated to Total Principal Collections

SMART ABS SERIES 2015-3US Trust Servicer Report

Monthly Servicing Report

Collection Period	October 2016
FX Rate	0.7202
1 Month LIBOR	0.53456%
1 Month BBSW	1.63000%
Distribution Date	11/14/16
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

					AUD

APPLICATION OF PRINCIPAL COLLECTIONS					$14,874,813.91

Subordination Percentage					18.90%
Sequential Paydown Test Satisfied?					N
Pro-rata Paydown Test Satisifed?					Y

1. Principal Distribution Amount:					$14,874,813.91

	USD Amount	Per $1000 of Principal Amount	AUD Amount	Per $1000 of Principal Amount
Class A-1 Notes	$—	$—	$—	$—
Class A-2b Notes	$8,688,114.03	$70.07	$12,063,474.08	$70.07
Class A-3a Notes	$—	$—	$—	$—
Class A-3b Notes	$—	$—	$—	$—

US$ Notes Total:	$8,688,114.03		$12,063,474.08
Class A-4 Notes			$—	$—
Class B Notes			$432,507.57	$27.08
Seller Notes			$2,378,832.26	$27.08

Total Noteholders Principal			$14,874,813.91

2. Excess Capital to Unitholders					$—

PRINCIPAL DRAWS

Beginning Unreimbursed Principal Draws					$—
Principal Draw					$—
Reimbursement of Principal Draw					$—
Ending Unreimbursed Principal Draw					$—

V. LIQUIDITY RESERVE ACCOUNT	AUD

Liquidity Reserve Percentage of Initial Adjusted Pool Balance	0.69%
Beginning Period Required Amount	$5,474,167.60

Beginning Period Amount	$5,474,167.60
Required Liquidity Reserve Balance	$5,325,419.46
Ending Period Amount	$5,325,419.46
Liquidity Reserve Balance Excess	$148,748.14

Beginning Unreimbursed Liquidity Reserve Draw	$—
Ending Unreimbursed Liquidity Reserve Draw	$—

Beginning Liquidity Reserve Balance Excess	$148,748.14
1. Redirected Liquidity Reserve Release for Principal Draws	$—
2. Redirected Liquidity Reserve Release for Defaulted Amounts	$—
3. Redirected Liquidity Reserve Release for Charge-Offs (Other Than Seller Charge-Offs)	$—
4. Redirected Liquidity Reserve Release for Seller Charge-Offs	$—
5. Release to Macquarie Bank	$(148,748.14)

Ending Liquidity Reserve Balance Excess	$—

SMART ABS SERIES 2015-3US Trust Servicer Report

Monthly Servicing Report

Collection Period	October 2016
FX Rate	0.7202
1 Month LIBOR	0.53456%
1 Month BBSW	1.63000%
Distribution Date	11/14/16
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

VI. DELINQUENCY AND NET LOSS ACTIVITY				AUD

Delinquent Receivables	Units Percent*	Units	Dollars Percent**	Dollar Amount
30 - 60 Days Delinquent	0.33%	62	0.38%	2,020,484
61 - 90 Days Delinquent	0.14%	26	0.11%	592,997
91 - 120 Days Delinquent	0.09%	17	0.09%	482,493
Over 120 Days Delinquent	0.18%	34	0.12%	615,866

Total Delinquent Receivables	0.75%	139	0.70%	$3,711,840

Delinquent Receivables 61 + Days Past Due
Outstanding Principal Balance of Delinquent Receivables 61 + Days Past Due				$1,691,355
Delinquency Ratio*** for Receivables 61 + Days Past Due for Current Collection Period				0.31760%
Delinquency Ratio*** for Receivables 61+ Days Past Due for 1st Preceding Collection Period				0.39292%
Delinquency Ratio*** for Receivables 61+ Days Past Due for 2nd Preceding Collection Period				0.42637%
Three-Month Average Delinquency Ratio				0.37896%

Charge-Offs****
Beginning Unreimbursed Charge-Offs				$—
Gross Principal of Charge-Off for Current Period				$—
Reimbursement of Charge-Offs for Current Period				$—
Net Charge-Offs for Current Period				$—

Ending Unreimbursed Charge-Offs				$—

Beginning Pool Balance for Current Period				$547,416,760

Credit Losses for Current Period	Units Percent†	Units	Dollars Percent††	Dollar Amount
Gross Loss for Current Period	0.09%	16	0.07%	$349,100
Sales Proceeds for Current Period	0.06%	12	0.03%	$145,793

Net Losses for Current Period				$203,307

Cumulative Losses
Cumulative Net Losses for Last Collection Period				$2,095,597
Cumulative Net Losses for All Collection Periods				$2,298,904
Cumulative Net Losses for All Collection Periods as a % of Initial Pool Balance				0.29%

Ratio of Net Losses to Average Pool Balance †††
Current Period				0.03765%
1st Preceding Collection Period				0.10359%
2nd Preceding Collection Period				0.04801%
3rd Preceding Collection Period				0.02511%
Four-Month Average Net Loss Ratio				0.05359%

Ratio of Net Losses to End of Period Pool Balance ††††
Current Period				0.03818%
1st Preceding Collection Period				0.10513%
2nd Preceding Collection Period				0.04874%
3rd Preceding Collection Period				0.02549%
Four-Month Average Net Loss Ratio				0.05438%

Average Net Loss for Receivables that have Experienced a Net Loss †††††				$14,279

*	Units Percent is calculated by dividing the aggregate number of delinquent receivables at the end of the period by the aggregate number of receivables in the pool at the end of the period.
**	Dollars Percent is calculated by dividing the outstanding principal balance of delinquent receivables at the end of the period by the outstanding principal balance of the receivables in the pool at the end of the period.
***	Delinquency Ratio is calculated by dividing the number of delinquent receivables 61 + days past due in the pool at the end of the period by the number of outstanding receivables in the pool at the end of the period.
****	A Charge-off is a writedown of the Collateralised Amount in respect of the Notes (or Adjusted Collateralised Amount in the case of the US$ Notes).
†	Units Percent is calculated by dividing the aggregate number of receivables that have experienced a loss, or for which sales proceeds were received, as applicable, during the period by the aggregate number of receivables in the pool at the end of the period.
††	Dollars Percent is calculated by dividing the gross loss experienced, or the sales proceeds received, as applicable, during the period by the outstanding principal balance of the receivables in the pool at the end of the period.
†††	Ratio of Net Losses to Average Pool Balance is calculated by dividing the net losses for the period by the average of the pool balance at the beginning of the period and the pool balance at the end of the period.
††††	Ratio of Net Losses to End of Period Pool Balance is calculated by dividing the net losses for the period by the pool balance at the end of the period.
†††† †	Average Net Loss for Receivables that have Experienced a Net Loss is calculated by dividing cumulative net losses by the number of receivables that have experienced a net loss.

SMART ABS SERIES 2015-3US Trust Servicer Report

Monthly Servicing Report

Collection Period	October 2016
FX Rate	0.7202
1 Month LIBOR	0.53456%
1 Month BBSW	1.63000%
Distribution Date	11/14/16
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

VII. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to Report

Most Recent Form ABS15-G

Filed by: Macquarie Leasing Pty Limited

CIK: 0001601385

Date: January 22, 2016

VIII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent SMART Receivables and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to SMART Receivables terms, fees, penalties or payments during the preceding Monthly Period?	No

3. Have there been any material breaches of representations, warranties or covenants with respect to any SMART Receivable?	No

4. Macquarie Bank Limited continues to hold a material net economic interest of not less than five per cent of the outstanding principal balance of the SMART Receivables as of the Cut-Off Date by retaining an interest in the Seller Notes in accordance with each of Article 405 of Regulation (EU) No 575/2013 and Article 51 of Regulation (EU) No 231/2013 and Article 254 of Regulation (EU) No 2015/35.	Yes

Signature:	/s/ Jenny Chamberlain	/s/ Nathan Jarasius

Name:	Jenny Chamberlain	Nathan Jarasius

Title:	Senior Manager	Associate Director

Date:	November 11, 2016	November 11, 2016